OTHER INCOME - Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Government Grants [Abstract]
Gain on lease termination	$ 3,877	$ 0	$ 0
Grants	1,076	2,106	1,784
Employee retention credit refunds	1,341	0	0
Proceeds from PRV sale	0	0	21,279
Other	234	71	286
Total	$ 6,528	$ 2,177	$ 23,349